Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (Gorevic)(1) ($)	Compensation Actually Paid to CEO (Gorevic)(2) ($)	Summary Compensation Table Total for CEO (Murthy)(1) ($)	Compensation Actually Paid to CEO (Murthy)(2) ($)	Summary Compensation Table Total for CEO (Divita)(1) ($)	Compensation Actually Paid to CEO (Divita)(2) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Loss ($ thousands)	Company- Selected Measure: Revenue ($ thousands)(5)
									Total Shareholder Return	Peer Group Total Shareholder Return(4)
2024	9,366,276	(1,253,029)	5,230,694	(1,085,718)	16,061,267	5,304,696	3,215,121	(1,060,253)	11	147	(1,001,245)	2,569,574
2023	11,613,736	9,400,898	—	—	—	—	4,935,878	3,702,389	26	143	(220,368)	2,602,415
2022	10,876,053	(2,755,173)	—	—	—	—	8,211,732	3,613,853	28	140	(13,659,531)	2,406,840
2021	11,637,898	(4,486,255)	—	—	—	—	3,776,044	(1,412,623)	110	143	(428,793)	2,032,707
2020	8,455,584	54,668,602	—	—	—	—	2,614,048	12,280,174	239	113	(485,136)	1,093,962

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Divita, Ms. Murthy or Mr. Gorevic, in connection with their service as our CEO during each corresponding year, as applicable, in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	The peer group used for calculating Peer Group Total Shareholder Return is the S&P 500 Health Care Index.
Adjustment To PEO Compensation, Footnote	The CEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following tables for each of Mr. Divita, Ms. Murthy and Mr. Gorevic for the years in which they served as CEO:

Jason Gorevic
	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$9,366,276	$11,613,736	$10,876,053	$11,637,898	$8,455,584
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,943,704)	(10,000,006)	(10,000,020)	(10,000,131)	(6,800,017)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	7,779,810	1,593,442	3,762,671	14,745,250
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,068,945)	(93,277)	(3,507,008)	(10,210,349)	22,192,866
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	955,021	—	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,433,845)	100,635	(1,717,640)	323,656	16,074,919
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(3,127,832)	—	—	—	—
Compensation actually paid	$(1,253,029)	$9,400,898	$(2,755,173)	$(4,486,255)	$54,668,602

Mala Murthy
2024
Summary Compensation Table Total Compensation	$5,230,694
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,430,642)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,352,201
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,107,763)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,130,208)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation actually paid	$(1,085,718)

Charles Divita, III
2024
Summary Compensation Table Total Compensation	$16,061,267
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(15,028,180)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,271,609
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation actually paid	$5,304,696

Non-PEO NEO Average Total Compensation Amount	$ 3,215,121	$ 4,935,878	$ 8,211,732	$ 3,776,044	$ 2,614,048
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,060,253)	3,702,389	3,613,853	(1,412,623)	12,280,174
Adjustment to Non-PEO NEO Compensation Footnote	The non-CEO named executive officers for whom the average compensation is presented in this table are: for 2024 Ms. Bliss and Messrs. Vandervoort, Nueno, Kornwasser and Waters; for 2023, Ms. Murthy and Messrs. Kornwasser, Waters and Vandervoort; for 2022, Ms. Murthy, Dr. Claus Jensen and Messrs. Kornwasser and Waters; for 2021, Ms. Murthy, Dr. Jensen and Messrs. David Sides, Andrew Turitz and Vandervoort; and for 2020, Mmes. Murthy and Stephany Verstraete and Messrs. Sides and Vandervoort. Mr. Sides is our former Chief Operating Officer and resigned from the Company effective on September 21, 2021. Dr. Jensen is our former Chief Innovation Officer and resigned from the Company effective on December 1, 2023. Mr. Turitz is our former Executive Vice President, Corporate Development and resigned from the Company effective on September 4, 2024. Ms. Verstraete is our former Chief Marketing Officer and resigned from the Company effective on October 11, 2024.

	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$3,215,121	$4,935,878	$8,211,732	$3,776,044	$2,614,048
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,205,052)	(4,087,486)	(7,249,976)	(3,041,445)	(1,700,036)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	322,104	3,179,986	3,668,043	1,058,324	3,686,363
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(686,430)	(211,897)	(693,095)	(1,461,413)	4,650,682
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	79,534	—	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(921,819)	(114,092)	(322,851)	(219,721)	3,029,117
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(863,711)	—	—	(1,524,412)	—
Compensation actually paid	$(1,060,253)	$3,702,389	$3,613,853	$(1,412,623)	$12,280,174

Compensation Actually Paid vs. Total Shareholder Return
Teladoc Health, Inc. & Peer TSR vs. Compensation Actually Paid

CEO CAP ($M) - GOREVIC, JASON	CEO CAP ($M) - MURTHY, MALA	CEO CAP ($M) - DIVITA, CHARLES
Average NEO CAP ($M)	TDOC	S&P 500 Health Care Sector

Compensation Actually Paid vs. Net Income	Teladoc Health, Inc. Net loss vs. Compensation Actually Paid

CEO CAP ($M) - GOREVIC, JASON	CEO CAP ($M) - MURTHY, MALA	CEO CAP ($M) - DIVITA, CHARLES

Average NEO CAP ($M)	TDOC Net Loss

Compensation Actually Paid vs. Company Selected Measure	Teladoc Health, Inc. Revenue vs. Compensation Actually Paid

CEO CAP ($M) - GOREVIC, JASON	CEO CAP ($M) - MURTHY, MALA	CEO CAP ($M) - DIVITA, CHARLES

Average NEO CAP ($M)	TDOC Revenue

Total Shareholder Return Vs Peer Group
Teladoc Health, Inc. & Peer TSR vs. Compensation Actually Paid

CEO CAP ($M) - GOREVIC, JASON	CEO CAP ($M) - MURTHY, MALA	CEO CAP ($M) - DIVITA, CHARLES
Average NEO CAP ($M)	TDOC	S&P 500 Health Care Sector

Tabular List, Table

	Measure	Explanation
Financial Measures	Revenue	Measures our top-line growth
Adjusted EBITDA
A non-GAAP measure that consists of net loss before net loss before provision for income taxes; other expense (income), net; interest income; interest expense; depreciation of property and equipment; amortization of intangible assets; restructuring costs; acquisition, integration, and transformation cost; goodwill impairment; and stock-based compensation

	Net Income	Measures our bottom-line growth

Total Shareholder Return Amount	$ 11	26	28	110	239
Peer Group Total Shareholder Return Amount	147	143	140	143	113
Net Income (Loss)	$ (1,001,245,000)	$ (220,368,000)	$ (13,659,531,000)	$ (428,793,000)	$ (485,136,000)
Company Selected Measure Amount	2,569,574,000	2,602,415,000	2,406,840,000	2,032,707,000	1,093,962,000
Additional 402(v) Disclosure	We have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Gorevic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,366,276	$ 11,613,736	$ 10,876,053	$ 11,637,898	$ 8,455,584
PEO Actually Paid Compensation Amount	$ (1,253,029)	9,400,898	(2,755,173)	(4,486,255)	54,668,602
PEO Name	Mr. Gorevic
Murthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,230,694
PEO Actually Paid Compensation Amount	$ (1,085,718)
PEO Name	Ms. Murthy
Divita [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,061,267
PEO Actually Paid Compensation Amount	$ 5,304,696
PEO Name	Mr. Divita
PEO | Gorevic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,943,704)	(10,000,006)	(10,000,020)	(10,000,131)	(6,800,017)
PEO | Gorevic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	7,779,810	1,593,442	3,762,671	14,745,250
PEO | Gorevic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,068,945)	(93,277)	(3,507,008)	(10,210,349)	22,192,866
PEO | Gorevic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	955,021	0	0	0	0
PEO | Gorevic [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,433,845)	100,635	(1,717,640)	323,656	16,074,919
PEO | Gorevic [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,127,832)	0	0	0	0
PEO | Murthy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,430,642)
PEO | Murthy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,352,201
PEO | Murthy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,107,763)
PEO | Murthy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Murthy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,130,208)
PEO | Murthy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Divita [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,028,180)
PEO | Divita [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,271,609
PEO | Divita [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Divita [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Divita [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Divita [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,205,052)	(4,087,486)	(7,249,976)	(3,041,445)	(1,700,036)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,104	3,179,986	3,668,043	1,058,324	3,686,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(686,430)	(211,897)	(693,095)	(1,461,413)	4,650,682
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,534	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(921,819)	(114,092)	(322,851)	(219,721)	3,029,117
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (863,711)	$ 0	$ 0	$ (1,524,412)	$ 0